Average Annual Total Returns - Class Z Shares - Voya Index Solution 2060 Portfolio	Class Z 1 Yr	Class Z 5 Yrs	Class Z 10 Yrs	Class Z Since Inception	Class Z Inception Date	S&P Target Date 2060+ Index 1 Yr		S&P Target Date 2060+ Index 5 Yrs		S&P Target Date 2060+ Index 10 Yrs	S&P Target Date 2060+ Index Since Inception
Total	15.92%	11.95%		9.72%	May 01, 2015	13.99%	[1]	11.71%	[1]	[1]	9.60%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.